Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	0.82%	2.49%
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	34,890,000
Fair Value as a % of Partners' Capital	27.63%
Fair Value	34,915,213
U.S. Treasury Notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	10,040,000
Fair Value as a % of Partners' Capital	7.95%
Fair Value	10,047,452
U.S. Treasury Notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	30,970,000
Fair Value as a % of Partners' Capital	24.52%
Fair Value	30,991,776
U.S. Treasury Notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	30,780,000
Fair Value as a % of Partners' Capital	24.37%
Fair Value	30,793,827
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		34,890,000
Fair Value as a % of Partners' Capital		29.80%
Fair Value		34,973,136
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		10,040,000
Fair Value as a % of Partners' Capital		8.58%
Fair Value		10,073,924
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		32,970,000
Fair Value as a % of Partners' Capital		28.18%
Fair Value		33,064,016
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		31,380,000
Fair Value as a % of Partners' Capital		26.76%
Fair Value		31,409,419
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	84.47%	93.32%
Fair Value	106,748,268	109,520,495